Schedule of Investments (unaudited) November 30, 2019	iShares® Currency Hedged MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Italy ETF(a)(b)	63,763	$1,842,113

Total Investment Companies — 100.0% (Cost: $1,887,776)		1,842,113

Short-Term Investments

Money Market Funds — 45.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(a)(c)(d)	841,494	841,831
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(c)	1,000	1,000

		842,831

Total Short-Term Investments — 45.8% (Cost: $842,915)		842,831

Total Investments in Securities — 145.8% (Cost: $2,730,691)		2,684,944

Other Assets, Less Liabilities — (45.8)%		(843,339)

Net Assets — 100.0%		$1,841,605

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	130,344	711,150	(a)	—	841,494	$841,831	$3,497	(b)	$(23)	$(71)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,000	(a)	—	1,000	1,000	2		—	—
iShares MSCI Italy ETF	62,897	1,651		(785)	63,763	1,842,113	—		(905)	126,612

						$2,684,944	$3,499		$(928)	$126,541

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,627,000	USD	1,790,684	MS	12/03/19	$1,945
USD	3,605,533	EUR	3,254,000	MS	12/03/19	20,277
USD	75,163	EUR	68,000	MS	01/03/20	52

						22,274

EUR	1,627,000	USD	1,793,930	MS	12/03/19	(1,302)
EUR	10,000	USD	11,049	MS	01/03/20	(4)
USD	1,795,094	EUR	1,627,000	MS	01/03/20	(2,041)

						(3,347)

	Net unrealized appreciation					$18,927

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Currency Hedged MSCI Italy ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,842,113	$—	$—	$1,842,113
Money Market Funds	842,831	—	—	842,831

	$2,684,944	$—	$—	$2,684,944

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$22,274	$—	$22,274
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,347)	—	(3,347)

	$—	$18,927	$—	$18,927

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

EUR	Euro

USD	United States Dollar

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